Subscription Receivable (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Aug. 31, 2019
Subscription Receivable (Textual)
Convertible promissory note amount	$ 100,000	$ 100,000
Conversion price			$ 0.10
Convergent Risk Group, LLC [Member]
Subscription Receivable (Textual)
Convertible promissory note amount	$ 100,000	$ 100,000
Conversion price	$ 0.10	$ 0.10
Convertible promissory note, description	If the promissory note is paid in full on or before December 31, 2019, the Company's Convertible Promissory Note will convert and shares will be issued. If the promissory note is not paid in full on or before December 31, 2019, the Company's Convertible Promissory Note held by this investor will be cancelled, and no shares will be issued.	If the promissory note is paid in full on or before June 30, 2019, the Company’s Convertible Promissory Note will convert and shares will be issued. If the promissory note is not paid in full on or before June 30, 2019, the Company’s Convertible Promissory Note held by this investor will be cancelled, and no shares will be issued.